Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:
Year					TSR	Peer Group TSR(4)	Net Income ('000)	Adjusted EBITDA ('000)
2022	$6,241,356	$6,773,049	$2,755,014	$3,349,545	133.07	140.46	$411,744	$1,022,128
2021	5,612,724	6,601,096	2,931,679	3,736,275	116.35	155.52	203,247	676,606
2020	3,828,532	3,661,166	2,308,417	2,176,115	88.75	118.41	134,837	573,804

Company Selected Measure Name	AdjustedEBITDA ('000)
Named Executive Officers, Footnote [Text Block]	(1) For 2020, 2021 and 2022, the PEO is Alan S. McKim. For 2020, 2021 and 2022, the Non-PEO NEOs included in the table are Michael L. Battles, Eric W. Gerstenberg, Robert Speights, and Brian P. Weber.
Peer Group Issuers, Footnote [Text Block]	(4) For each of the three fiscal years ended December 31, 2022, the peer group was comprised of ABM Industries Incorporated, Advanced Drainage Systems, Inc., Chemed Corporation, Emcor Group, Inc., GFL Environmental, Inc., Harsco Corporation, Healthcare Services Group, Inc., Heritage-Crystal Clean, Inc., Huntsman Corporation, Iron Mountain Incorporated, KBR, Inc, Quanta Services, Inc., Republic Services, Inc., Rollins, Inc., Stanley Black & Decker, Inc., Stericycle, Inc., Tetra Tech, Inc., Waste Connections, Inc., and Waste Management, Inc.
PEO Total Compensation Amount	$ 6,241,356	$ 5,612,724	$ 3,828,532
PEO Actually Paid Compensation Amount	$ 6,773,049	6,601,096	3,661,166
Adjustment To PEO Compensation, Footnote [Text Block]
(3)     "Compensation Actually Paid" is calculated in accordance with the SEC's new disclosure requirements and reflects the exclusions and inclusions of certain amounts for the PEO and non-PEO NEOs as set forth below:

	PEO			Average of Non-PEO NEOs
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$6,241,356	$5,612,724	$3,828,532	$2,755,014	$2,931,679	$2,308,417
Less: Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table)	(1,199,998)	(1,293,846)	(1,406,079)	(1,371,984)	(1,604,777)	(1,237,660)
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Current Fiscal Year	1,731,691	2,282,218	1,238,713	1,966,515	2,409,373	1,105,358
Compensation Actually Paid	$6,773,049	$6,601,096	$3,661,166	$3,349,545	$3,736,275	$2,176,115

Non-PEO NEO Average Total Compensation Amount	$ 2,755,014	2,931,679	2,308,417
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,349,545	3,736,275	2,176,115
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)     "Compensation Actually Paid" is calculated in accordance with the SEC's new disclosure requirements and reflects the exclusions and inclusions of certain amounts for the PEO and non-PEO NEOs as set forth below:

	PEO			Average of Non-PEO NEOs
Year	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	$6,241,356	$5,612,724	$3,828,532	$2,755,014	$2,931,679	$2,308,417
Less: Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table)	(1,199,998)	(1,293,846)	(1,406,079)	(1,371,984)	(1,604,777)	(1,237,660)
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Current Fiscal Year	1,731,691	2,282,218	1,238,713	1,966,515	2,409,373	1,105,358
Compensation Actually Paid	$6,773,049	$6,601,096	$3,661,166	$3,349,545	$3,736,275	$2,176,115

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart sets forth
the relationship between Compensation Actually Paid to the PEO, and, on average, to the other NEOs, and the Company’s TSR and that of our peer group over the three most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors TSR

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to the PEO and on average to the other NEOs, and the Company's Net Income during the three most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to the PEO and, on average, the other NEOs and the Company's Adjusted EBITDA during the three most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Adjusted EBITDA

Tabular List [Table Text Block]

Performance Metrics
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Adjusted Return on Invested Capital
Revenue
TRIR

Total Shareholder Return Amount	$ 133.07	116.35	88.75
Peer Group Total Shareholder Return Amount	140.46	155.52	118.41
Net Income (Loss)	$ 411,744,000	$ 203,247,000	$ 134,837,000
Company Selected Measure Amount	1,022,128	676,606	573,804
PEO Name	Alan S. McKim
Additional 402(v) Disclosure [Text Block]	(2) The dollar amounts reported in this column are the amounts of total compensation reported for either Mr. McKim or an average of the Non-PEO NEOs for each corresponding year in the "Total" column of the Summary Compensation Table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	TRIR
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,199,998)	$ (1,293,846)	$ (1,406,079)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,731,691	2,282,218	1,238,713
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,371,984)	(1,604,777)	(1,237,660)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,966,515	$ 2,409,373	$ 1,105,358